Note to cash flow statement	12 Months Ended
Mar. 31, 2019
Note to cash flow statement
Note to cash flow statement

24.         Note to cash flow statement

	At March 31,
	2019	2018	2017
	€M	€M	€M
Net (debt)/funds at beginning of year	(282.9)	(244.2)	311.5
Increase/(decrease) in cash and cash equivalents in year	160.6	291.0	(35.2)
(Decrease) in financial assets > 3 months	(646.1)	(774.0)	(157.8)
Decrease/(increase) in restricted cash	0.3	22.8	(1.2)
Translation on U.S. dollar denominated debt	(4.3)	27.8	(15.2)
Net cash flow from decrease/(increase) in debt	322.9	393.7	(346.3)
Movement in net funds resulting from cash flows	(166.6)	(38.7)	(555.7)
Net (debt)/funds at end of year	(449.5)	(282.9)	(244.2)
Analysed as:
Cash and cash equivalents, financial assets and restricted cash	3,194.9	3,680.1	4,140.3
Total borrowings*	(3,644.4)	(3,963.0)	(4,384.5)
Net funds/(debt)	(449.5)	(282.9)	(244.2)

*includes both current and non-current maturities of debt

The following table outlines the changes in the carrying value of liabilities from financing activities (and their related hedges) between March 31, 2018 and March 31, 2019:

	At March 31, 2018	Net Cash flows	Foreign exchange changes	Fair value changes	At March 31, 2019
	€M	€M	€M	€M	€M
Long term debt	(3,963.0)	322.9	(4.3)	—	(3,644.4)

Derivatives hedging long term debt
- of which assets	0.3	—	—	3.7	4.0
- of which liabilities	(7.0)	—	—	7.0	—